PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-          PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015
Cost:

Computer, peripheral equipment and software	$63,633	$71,571
Office furniture and equipment	6,643	8,953
Leasehold improvements	2,957	5,193

	73,233	85,717
Accumulated depreciation:

Computer, peripheral equipment and software	46,833	52,645
Office furniture and equipment	3,865	4,554
Leasehold improvements	1,943	2,315

	52,641	59,514

Property and equipment, net	$20,592	$26,203

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were $ 5,004, $ 6,413 and $ 8,163, respectively.